Acquisition Of Pride International, Inc. (Business Acquisition, Pro Forma Information) (Details) (Pride International Inc. [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Pride International Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 3,094.6	[1]
Net income	604.8	[1]
Earnings per share - basic (in dollars per share)	$ 2.61	[1]
Earnings per share - diluted (in dollars per share)	$ 2.60	[1]
Merger-related costs	$ 157.6

[1]	Supplemental pro forma earnings were adjusted to exclude an aggregate $157.6 million of merger-related costs incurred by Ensco and Pride during 2011.